Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 29,052,100		$ 31,499,893
Short term investments	31,733,502		30,322,244
Total	$ 60,785,602	$ 63,717,328	$ 61,822,137	$ 67,961,106	$ 146,464,660	$ 147,646,353